Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates
Investments in Unconsolidated Affiliates
The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2016	December 31, 2015
		(Millions)
DCP Sand Hills Pipeline, LLC	66.67%	$1,507	$1,492
DCP Southern Hills Pipeline, LLC	66.67%	754	764
Discovery Producer Services LLC	40.00%	385	405
Front Range Pipeline LLC	33.33%	165	170
Texas Express Pipeline LLC	10.00%	93	96
Panola Pipeline Company, LLC	15.00%	25	19
Mont Belvieu Enterprise Fractionator	12.50%	23	25
Mont Belvieu 1 Fractionator	20.00%	10	11
Other	Various	7	10
Total investments in unconsolidated affiliates		$2,969	$2,992

There was an excess of the carrying amount of the investment over the underlying equity of Sand Hills of $662 million and $677 million as of December 31, 2016 and 2015, respectively, which is associated with and being amortized over the life of the underlying long-lived assets of Sand Hills.
There was an excess of the carrying amount of the investment over the underlying equity of Southern Hills of $148 million and $152 million as of December 31, 2016 and 2015, respectively, which is associated with, and being amortized over the life of, the underlying long-lived assets of Southern Hills.
There was a deficit between the carrying amount of the investment and the underlying equity of Discovery Producer Services, LLC, or Discovery, of $20 million and $24 million as of December 31, 2016 and 2015, respectively, which is associated with, and is being amortized over the life of, the underlying long-lived assets of Discovery.
There was an excess of the carrying amount of the investment over the underlying equity of Front Range of $5 million at both December 31, 2016 and 2015, which is associated with, and is being amortized over the life of, the underlying long-lived assets of Front Range.
There was an excess of the carrying amount of the investment over the underlying equity of Texas Express of $3 million at both December 31, 2016 and 2015, which is associated with, and is being amortized over the life of, the underlying long-lived assets of Texas Express.
There was a deficit between the carrying amount of the investment and the underlying equity of Mont Belvieu I Fractionation Facility, or Mont Belvieu I, of $2 million and $3 million as of December 31, 2016 and 2015, respectively, which is associated with, and is being amortized over the life of the underlying long-lived assets of Mont Belvieu I.
Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
DCP Sand Hills Pipeline, LLC	$110	$63	$26
Discovery Producer Services LLC	73	54	7
DCP Southern Hills Pipeline, LLC	44	18	15
Front Range Pipeline LLC	19	17	2
Mont Belvieu Enterprise Fractionator	16	15	17
Mont Belvieu 1 Fractionator	9	9	12
Texas Express Pipeline LLC	9	8	3
Other	2	—	—
Total earnings from unconsolidated affiliates	$282	$184	$82

The following tables summarize the combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Statements of operations (a):
Operating revenue	$1,311	$1,142	$859
Operating expenses	$539	$541	$503
Net income	$768	$600	$354

	December 31,
	2016	2015
	(Millions)
Balance sheets (a):
Current assets	$232	$240
Long-term assets	5,274	5,224
Current liabilities	(156)	(167)
Long-term liabilities	(205)	(230)
Net assets	$5,145	$5,067
(a) In accordance with the Panola Pipeline Company, LLC, or Panola, joint venture agreement, earnings began to accrue to the Partnership’s interest on February 1, 2016. Accordingly, activity related to Panola is included in the above tables as of and for the year ended December 31, 2016.